SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - customer	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Advance notice period		30 days
Number of purchasers		2
Purchase percentage		50.00%
Term of contract		10 years
Natural gas and NGL
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Advance notice period	30 days	30 days
Number of purchasers	2
Purchase percentage	50.00%
Term of contract	10 years